Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2017
Disclosure of cash flow statement [Abstract]
Supplemental Cash Flow Information

25. SUPPLEMENTAL CASH FLOW INFORMATION
The following tables summarize other adjustments for non-cash income statement items, changes in operating working capital items and significant non-cash items:

Other operating activities	2017	2016
Adjustments for non-cash income statement items:
Share-based compensation expense	$3,077	$3,826
Gain on derivatives (Note 7)	(64)	—
Share of loss from associate and dilution gain (Note 12)	(2,052)	(7,946)
Net realizable value adjustment for inventories (Note 21)	12,308	(42,815)
	$13,269	$(46,935)

Changes in non-cash operating working capital items:	2017	2016
Trade and other receivables	$9,852	$(29,125)
Inventories	10,898	19,527
Prepaid expenses	(3,096)	(3,675)
Accounts payable and accrued liabilities	2,569	13,722
Provisions	(8,514)	(5,994)
	$11,709	$(5,545)

Significant non-cash items:	2017	2016
Assets acquired by finance lease	$5,000	$6,151
Share-based compensation issued to employees and directors	$2,020	$2,365
Shares issued as consideration for Joaquin (Note 10)	$8,650	$—

Cash and Cash Equivalents	December 31, 2017	December 31, 2016
Cash in banks	$160,001	$157,778
Short-term money markets investments	15,952	23,103
Cash and cash equivalents	$175,953	$180,881